Total
Advisors Capital Small/Mid Cap Fund
Summary Section – Advisors Capital Small/Mid Cap Fund Investment Objective
The Advisors Capital Small/Mid Cap Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Small/Mid Cap Fund
Management Fees	1.69%
Distribution 12b-1 Fees	0.30%
Total Annual Fund Operating Expenses	1.99%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Advisors Capital Small/Mid Cap Fund | USD ($)	202	624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of small- capitalization and mid-capitalization companies. The Fund defines small- and mid-capitalization companies as those with market capitalizations of less than $7 billion at the time of purchase. The Fund invests primarily in companies located in the United States, but may invest in foreign issuers. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor's philosophy is to invest long-term in what it believes are relatively attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies generate excess operating cash flow above capital expenditures, and have lower volatility in those cash flows relative to peers. Typically, companies are focused on one business and exhibit dominance within a specialized niche. The Sub-Advisor determines dominance by reviewing a company’s market share in its industry compared to peers as well as comparing the company’s profitability metrics relative to industry averages. Other factors such as brand recognition and unique business model can also play a role in dominance assessment. The Sub-Advisor believes that dominant companies typically have higher market share, exercise more pricing power, have better operating profit margins, and exhibit superior profitability metrics compared to peers over the full market cycle.

The Sub-Advisor's investment process is largely bottom up. Quantitative screening is used to identify both growth and value companies that meet the Sub-Advisor's criteria. The companies that pass quantitative screens are then reviewed using qualitative screens. Qualitative metrics are industry position, management team skill, and business strategy viability. Companies with negative attributes such as a high level of institutional ownership, multiple business segments, and inconsistent cash flows are typically avoided. Industry position primarily refers to market share of a company and market share rank relative to competitors, but could also refer to a unique business model not easily duplicated by competitors. The Sub-Advisor constructs the portfolio using a focused, relatively sector-neutral portfolio of approximately 30-45 names diversified across seven to ten sectors using statistical technique to avoid what it believes are over exposures to individual risk factors. The resulting portfolio is comprised of both growth and value companies.

The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The Sub-Advisor sells stocks that it no longer believes hold such promise. The Sub-Advisor strives to achieve an excess return over the Russell 2500 Index with lower risk as measured by the downside capture ratio.

The Principal Risks of Investing in the Fund

Small-and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small-and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small-and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Limited History of Operations Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-247-3841.